Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity [Abstract]
Equity

Note 16 – Equity

Common Stock

The authorized capital stock of the Company consists of 500,000,000 shares of Common Stock at a par value of $0.001 per share.

Dividend Rights

Subject to the prior or equal rights of holders of all classes of stock at the time outstanding having prior or equal rights as to dividends, the holders of the Company’s Common Stock may receive dividends out of funds legally available if the Board, in its discretion, determines to issue dividends and then only at the times and in the amounts that the Board may determine. The Company has not paid any dividends on the Company’s Common Stock and do not contemplate doing so in the foreseeable future.

Voting Rights

Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.

No Preemptive or Similar Rights

The Company’s Common Stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.

Liquidation

In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the Common Stock.

The following is a summary of common stock issuances for the nine months ended March 31, 2023:

●	During the nine months ended March 31, 2023, as part of the September 2022 Offering, the Company sold 300,000 units at $25.00, consisting of one share of Common Stock and one warrant with an exercise price of $25.00, for gross proceeds of $7,536,000. The Company recorded the issuance of these shares at a fair value of $1,568,130 comprised of $6,854,418 of cash received from the offering equal to the gross proceeds, net of $681,582 issuance costs, and net of the fair value of the September 2022 Warrant liability of $5,286,288, calculated on issuance. The proceeds from the offering were designated for general working capital and to pay to the Holder of the Senior Convertible Note an amount of $2,778,427, including $2,265,927 equal to 50% of the gross proceeds over $2,000,000 following the payment of 7% in offering fees including underwriting discounts and $512,500 equal to the Holders participation in the September 2022 Offering, that was applied as a reduction of principal (Note 11).

●	During the nine months ended March 31, 2023, on December 21, 2022, the Company closed an offering (the “Registered Direct Offering”) in which it sold: (a) 70,650 shares of Common Stock to the Holder (the “Registered Direct Shares”) and (b) Pre-funded Warrants to purchase 178,500 shares of our common stock at a price of $9.37 per warrant (the “Pre-funded Warrants”), directly to the Holder, with all but $0.10 per warrant prepaid to the Company at the closing. The Company recorded the issuance of these shares at a fair value of $2,316,686 comprised of $2,316,686 of cash received from the offering equal to the gross proceeds, net of $170,001 issuance costs, $2,146,685. The Company remitted approximately $1,073,343 to the Holder to be applied to accrued interest and future interest payments under the Senior Convertible Note. The net proceeds received by the Company, after deducting underwriting discounts and commissions and offering expenses payable by the Company and amounts remitted to the Holder was $1,073,343. The Holder redeemed all 178,500 Pre-funded warrants for additional net proceeds of $17,850.

●	During the nine months ended March 31, 2023, the Company and the Holder of our Senior Convertible Note effected debt for equity exchanges under the Senior Convertible Note of $19,261,583 in aggregate principal amount of the Senior Convertible Note for an aggregate of 2,242,143 shares of our common stock and recorded a loss on extinguishment of the Senior Convertible Note of $3,616,372 related to the conversions.

●	During the nine months ended March 31, 2023, in connection with his appointment as Chief Executive Officer, the Company granted the Chief Executive Officer, Mr. Igelman, an award of 25,000 shares of common stock at a price of $7.36 per share.

●	During the nine months ended March 31, 2023, in connection with the Reverse Stock Split, the Company issued 36,781 shares of common stock at par value.

The following is a summary of common stock issuances for the nine months ended March 31, 2022:

●	During the nine months ended March 31, 2022, as part of the March 2022 Offering, the Company sold 150,000 units at $100.00, consisting of one share of common stock and one warrant with an exercise price of $100.00, for gross proceeds of $150,000. The Company recorded the issuance of these shares at a fair value of $4,051,500 comprised of $13,605,000 of cash received from the offering equal to the gross proceeds net of $1,395,000 issuance costs, and net of the fair value of the warrant liability calculated on issuance of $9,553,500.

●	During the nine months ended March 31, 2022, the Company issued 1,326 shares of common stock for services with a weighted average fair value of $469.52 per share.

●	During the nine months ended March 31, 2022, the Company issued 140 shares of common stock from the exercise of stock options with a weighted average exercise price of $482.00 per share or $67,479 in the aggregate.

●	During the nine months ended March 31, 2022, the Company issued 11,658 shares of common stock, with aggregate proceeds of $4,005,267, or $3,885,109 net of issuance costs, and a weighted average exercise price of $343.56, under its ATM program (see below).

●	During the nine months ended March 31, 2022, the holder of the Senior Convertible Note converted an aggregate conversion value of $10,652,648 into 25,144 shares of common stock, with a weighted average conversion price of $423.67.

At-the Market Equity Offering Program

On September 3, 2021, the Company entered “at the market” equity offering program to sell up to an aggregate of $20,000,000 of Common Stock. The shares were being issued pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-252370) and the Company filed a prospectus supplement, dated September 3, 2021 with the SEC in connection with the offer and sale of the shares pursuant to the Equity Distribution Agreement with the broker. There were no shares sold under the ATM for the three and nine months ended March 31, 2023 and 11,658 shares sold under the ATM during the year ended June 30, 2022 for gross proceeds of $4,005,267. The agreement between the Company and Maxim Group LLC governing the ATM expired on September 3, 2022. At this time, the Company does not plan to sign a new ATM agreement.

Common Stock Warrants

On December 21, 2022, the Company entered into a securities purchase agreement with an institutional investor. The offering included (a) 70,650 Registered Direct Shares and (b) 178,500 shares of our common stock at a price of $9.37 per Pre-Funded Warrant, directly to such investor, with all but $0.10 per warrant prepaid to the Company at the closing of the offering. The exercise price of each Pre-funded Warrant is $0.10 per share of common stock. The Holder redeemed all 178,500 Pre-funded warrants during the nine months ended March 31, 2023 for net proceeds of $17,850.

On September 19, 2022, the Company closed the September 2022 Offering, in which it sold 300,000 units at $25.00 consisting of one share of Common Stock and one September 2022 Warrant exercisable at any time after issuance for one share of Common Stock of the Company for a total of 300,000 September 2022 Warrants at an exercise price of $25.00. On the offering date the underwriters of the September 2022 Offering exercised the over-allotment option to purchase 36,000 additional September 2022 Warrants to purchase shares at a price of $1.00 per warrant. The Company received net proceeds of $36,000. There were no September 2022 Warrants exercised during the nine months ended March 31, 2023 and all September 2022 Warrants were outstanding as of March 31, 2023. The September 2022 Warrants expire on September 19, 2027.

On March 2, 2022, the Company closed the March 2022 Offering, in which it sold 150,000 units at $100.00 consisting of one share of Common Stock and one March 2022 Warrant exercisable at any time after issuance for one share of Common Stock of the Company for a total of 150,000 March 2022 Warrants at an exercise price of $100.00. On April 1, 2022, the underwriters of the March 2022 Offering exercised the over-allotment option to purchase 22,500 additional March 2022 Warrants to purchase shares at a price of $1.00 per warrant. The Company received net proceeds of $20,925. There were no March 2022 Warrants exercised during the nine months ended March 31, 2023 and all March 2022 Warrants were outstanding as of March 31, 2023. The March 2022 Warrants expire on March 2, 2027.

On June 2, 2021, the Company issued 20,000 Series A Warrants and 20,000 Series B Warrants with an exercise price of $1,750.00 per share to the Holder of the Senior Convertible Note. There were no Series A Warrants exercised during the nine months ended March 31, 2022. At March 31, 2023, the Series B Warrants are exercisable to the extent the Company has redeemed the principal under the Senior Convertible Note. The Series A Warrants expire on June 2, 2025 and the Series B Warrants expire on June 2, 2023.

On April 16, 2020, the Company closed an offering, (the “April 2020 Offering”), in which it sold 19,800 units consisting of one share of Common Stock and one Unit A Warrant and one Unit B Warrant, for a total of 39,600 warrants, with each warrant entitling the holder to purchase one share of Common Stock priced at $425 per share. The Company issued an additional 2,094 Unit A Warrants and 2,094 additional Unit B Warrants to the underwriter pursuant to an over-allotment option each entitling the holder to purchase one share of Common Stock at $1.00 per share. There were 11,368 Unit A Warrants outstanding on March 31, 2023. The Unit A Warrants expire on April 14, 2025. The Unit B Warrants expired one year from the date of issuance on April 19, 2021 and there were no Unit B Warrants outstanding at March 31, 2023.

In connection with the April 2020 Offering the Company also issued 12,172 shares of Common Stock and 24,345 warrants (“Conversion Warrants”) to purchase one share of Common Stock at $425 per share upon the conversion of $4,138,585 of the Company’s convertible debt and accrued interest. There were 406 Unit A Conversion Warrants outstanding at March 31, 2023. The Unit B Conversion Warrants have been fully exercised for shares of Common Stock.

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2021	53,506	$1,418.98	3.14	8,743,588
Issued	172,500	100.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, June 30, 2022	226,006	$412.26	4.07	-
Issued	336,000	25.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding September 30, 2022	562,006	$180.73	4.51	-
Issued	178,500	0.10
Exercised	(65,660)	0.10
Forfeited or cancelled	-	-
Outstanding December 31, 2022	674,846	$150.53	4.38	-
Issued	-	-
Exercised	(112,840)	0.10
Forfeited or cancelled	-	-
Outstanding March 31, 2023	562,006	$180.73	4.01	-

Common Stock Options

On September 10, 2020, the Board adopted the 2020 Equity and Incentive Plan (the “2020 Plan”) that provides for the issuance of incentive and non-qualified stock options, restricted stock, restricted stock units and stock appreciation rights to officers, employees, directors, consultants, and other key persons. Under the 2020 Plan, the maximum number of shares of Common Stock authorized for issuance was 15,000 shares. Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 2,340 shares. At March 31, 2023, there was a maximum of 22,019 shares of Common Stock authorized for issuance under the 2020 Plan. There were no additional equity awards eligible for issuance from the 2017 Stock Incentive Plan that had been adopted by the Company on August 1, 2017. The outstanding stock options granted under the 2017 Stock Incentive Plan were transferred to the 2020 Plan. As of March 31, 2022, there were 14,695 shares of Common Stock available for future issuance under the 2020 Plan. On January 3, 2023, separate from the 2020 Plan, the Company issued an award of 25,000 time-based stock options to the Chief Executive Officer with an exercise price of $7.70 per option. The Chief Executive Officer’s stock options will vest in equal quarterly installments over a one-year period subject to his continued employment with the Company on the applicable vesting dates.

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2021	4,747	$549.29
Granted	11,202	671.00
Exercised	(140)	482.00
Cancelled	(4,704)	653.64
Outstanding, June 30, 2022	11,105	$628.71
Granted	-	-
Exercised	-	-
Cancelled	(3,470)	656.38
Outstanding, December 31, 2022	7,635	$625.06
Granted	25,000	7.70
Exercised	-	-
Cancelled	(311)	628.39
Outstanding, March 31, 2023	32,324	149.52

As of March 31, 2023, the weighted average remaining life of the options outstanding was 4.45 years. There are 32,324 options exercisable at March 31, 2023, with a weighted average exercise price of $149.52. As of March 31, 2023, there was $63,234 remaining unamortized stock compensation for Chief Executive Officer’s stock options that will be recognized over the next nine months.

Stock Based Compensation

During the three and nine months ended March 31, 2023 the Company recorded stock-based compensation expense of $21,079 and $1,127,070, respectively, and during the three and nine months ended March 31, 2022 the Company recorded stock-based compensation expense of $1,346,502 and $3,958,275, respectively, for the amortization of stock options and the issuance of Common Stock to employees and contractors for services which has been recorded as general and administrative expense in the unaudited condensed consolidated statements of operations.

As of March 31, 2023, other than the amounts related to the Chief Executive Officer’s stock options of $63,234, there was no remaining unamortized stock compensation for stock options. Other than the 25,000 options granted to the Chief Executive Officer on January 3, 2023, no other options were granted during the nine months ended March 31, 2023.

Note 16 – Equity

Common Stock

The authorized capital stock of the Company consists of 500,000,000 shares of Common Stock at a par value of $0.001 per share.

Dividend Rights

Subject to the prior or equal rights of holders of all classes of stock at the time outstanding having prior or equal rights as to dividends, the holders of the Company’s Common Stock may receive dividends out of funds legally available if the Board of Directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the Board of Directors may determine. The Company has not paid any dividends on the Company’s Common Stock and do not contemplate doing so in the foreseeable future.

Voting Rights

Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.

No Preemptive or Similar Rights

The Company’s Common Stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.

Liquidation

In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the Common Stock.

The following is a summary of Common Stock issuances for the year ended June 30, 2022:

●	During the year ended June 30, 2022, as part of the March 2022 Offering, the Company sold 150,000 units at $100.00, consisting of one share of Common Stock and one warrant with an exercise price of $100.00, for gross proceeds of $15,020,925. The Company recorded the issuance of these shares at a fair value of $3,449,925 comprised of $13,625,925 of cash received from the offering equal to the gross proceeds, net of $1,395,000 issuance costs, and net of the fair value of the March 2022 Warrant liability of $9,553,500 and the April 2022 Overallotment Warrants liability of $607,500, respectively, calculated on issuance. The proceeds from the offering were designated for general working capital and to pay to the Holder of the Senior Convertible Note an amount equal to 30% of the gross proceeds to be applied as a reduction of principal (see Note 12). At June 30, 2022 the Company has not remitted payment to the Holder and principal remains at $35,000,000.

●	During the year ended June 30, 2022, the Company issued 3,325 shares of Common Stock for services with a weighted average fair value of $224.84 per share or $748,149 in the aggregate.

●	During the year ended June 30, 2022, the Company issued 140 shares of Common Stock from the exercise of stock options with a weighted average exercise price of $481.95 per share or $67,479 in the aggregate.

●	During the year ended June 30, 2022, the Company issued 11,658 shares of Common Stock, with aggregate proceeds of $4,005,267, or $3,885,109 net of issuance costs, and a weighted average exercise price of $343.56, under its ATM program (see below).

●	During the year ended June 30, 2022, the holder of the Senior Convertible Note converted an aggregate conversion value of $10,652,648 into 25,145 shares of Common Stock, with a weighted average conversion price of $423.57.

The following is a summary of Common Stock issuances for the year ended June 30, 2021:

●	On February 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors resulting in the raise of $30,000,000 in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 20,000 shares (the “Shares”) of the Company’s Common Stock, par value $0.001 per share at a price of $1,500.00 per Share. The offering was consummated on February 16, 2021, at which time the Company received net proceeds of $27,340,000.

●	On July 31, 2020, the Company issued 6,500 shares of Common Stock as a component of the purchase consideration for Argyll. The Company recorded the issuance of these shares at fair value in the amount of $3,802,500. During the year ended June 30, 2021, the Company also issued 10,000 shares of Common Stock in connection with the exercise of warrants that were included as a component of the purchase consideration paid for Argyll. The warrants entitled the holder to purchase one share of Common Stock at $800.00 per share. The Company recorded the issuance of these shares at the settlement date fair value of $15,480,000 comprised of $8,000,000 of cash received from the exercise, and non-cash settlement of the warrant liability totaling $7,480,000. The warrant liability established on the date of acquisition of Argyll was $2,750,076 and subsequently increased to the settlement date fair value by recording a charge of $4,729,924 in the statement of operations for the year ended June 30, 2021. Refer to discussion of the Argyll acquisition at Note 3.

●	During the year ended June 30, 2021, the Company issued a total of 1,876 shares of Common Stock as a component of the purchase consideration for FLIP, inclusive of share consideration paid to settle a portion of the purchase consideration that was recorded as a contingent consideration liability. The Company recorded the issuances of these shares at a total fair value of $2,217,621, which includes the initial issuance of 938 shares of Common Stock at a fair value of $411,817 on September 3, 2020, and the subsequent issuance of 938 shares of Common Stock on March 3, 2021 at a fair value of $1,805,804 in settlement of contingent purchase consideration. Refer to discussion of the FLIP acquisition at Note 3.

●	On January 21, 2021, the Company issued 2,925 shares of Common Stock as a component of the purchase consideration for EGL. The Company recorded the issuance of these shares at fair value in the amount of $2,193,833. On May 21, 2021, the Company issued an additional 631 shares of Common Stock with a fair value of $597,650 to settle contingent holdback purchase consideration for the EGL acquisition. Refer to discussion of the EGL acquisition at Note 3.

●	On June 1, 2021, the Company issued 8,302 shares of Common Stock with a fair value of $9,273,211 in connection with the acquisition of GGC.

●	On June 1, 2021, the Company issued 5,283 shares of Common Stock with a fair value of $5,901,133 in connection with the acquisition of Helix Holdings, LLC.

●	During the year ended June 30, 2021, the Company issued 55,032 shares of Common Stock for the exercise of warrants with a weighted average exercise price of $485.86 per share or $26,737,849 in the aggregate. The warrants issued for shares of Common Stock in the statement of stockholders’ equity (deficit) also includes the cash received of $8,000,000 from the exercise of warrants issued in the acquisition of Argyll, and the non-cash settlement of the related warrant liability of $7,480,000, discussed above. The Company recorded issuance costs of $197,627 related to the issuance of warrants during the year ended June 30, 2021.

●	During the year ended June 30, 2021, the Company issued 53 shares of Common Stock from the exercise of stock options with a weighted average exercise price of $836.99 per share or $44,637 in the aggregate.

●	During the year ended June 30, 2021, the Company issued 6,027 shares of its Common Stock for services rendered with a weighted average fair value of $4,024,746 per share or $667.79 in the aggregate.

At-the Market Equity Offering Program

On September 3, 2021, the Company entered “at the market” equity offering program to sell up to an aggregate of $20,000,000 of Common Stock. The shares are being issued pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-252370) and the Company filed a prospectus supplement, dated September 3, 2021 with the SEC in connection with the offer and sale of the shares pursuant to the Equity Distribution Agreement with the broker. There were 11,658 shares sold under the ATM during the year ended June 30, 2022 for gross proceeds of $4,005,267. The agreement between the Company and Maxim Group LLC governing the ATM expired on September 3, 2022. At this time, the Company does not plan on signing a new ATM agreement.

Common Stock Warrants

On March 2, 2022, the Company closed the March 2022 Offering, in which it sold 150,000 units at $100.00 consisting of one share of Common Stock and one March 2022 Warrant exercisable at any time after issuance for one share of Common Stock of the Company for a total of 150,000 March 2022 Warrants at an exercise price of $100.00. On April 1, 2022 the underwriters of the March 2022 Offering exercised the over-allotment option to purchase 22,500 additional March 2022 Warrants to purchase shares at a price of $1.00 per warrant. The Company received net proceeds of $20,925. There were no March 2022 Warrants or April 2022 Overallotment Warrants exercised during the year ended June 30, 2022 and all March 2022 Warrants and April 2022 Overallotment Warrants were outstanding as of June 30, 2022.

On July 31, 2020, the Company issued 10,000 warrants in connection with its acquisition of Argyll with an exercise price of $800.00. These warrants were exercised during the year ended June 30, 2021. On June 2, 2021, the Company also issued 20,000 Series A Warrants and 20,000 Series B Warrants with an exercise price of $1,750.00 per share to the Holder of the Senior Convertible Note. There were no Series A Warrants exercised during the year ended June 30, 2022. The Series B Warrants may not be exercised until there is a redemption of principal under the Senior Convertible Note. The Series B Warrants were not exercisable at June 30, 2022.

On April 16, 2020, the Company closed an offering, (the “April 2020 Offering”), in which it sold 19,800 units consisting of one share of Common Stock and one Unit A Warrant and one Unit B Warrant, for a total of 39,600 warrants, with each warrant entitling the holder to purchase one share of Common Stock priced at $425.00 per share. The Company issued an additional 2,094 Unit A Warrants and 2,094 additional Unit B Warrants to the underwriter pursuant to an over-allotment option each entitling the holder to purchase one share of Common Stock at $1.00 per share. There were 11,367 of Unit A Warrants outstanding on June 30, 2022. The Unit B Warrants expired one year from the date of issuance on April 19, 2021 and there were no Unit B Warrants outstanding at June 30, 2022.

In connection with the April 2020 Offering the Company also issued 12,172 shares of Common Stock and 24,345 warrants (“Conversion Warrants”) to purchase one share of Common Stock at $425.00 per share upon the conversion of $4,138,585 of the Company’s convertible debt and accrued interest. There were 406 Unit A Conversion Warrants outstanding at June 30, 2022. The Unit B Conversion Warrants have been fully exercised for shares of Common Stock.

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2020	52,646	$428.00	0.86	$14,654,296
Issued	56,037	1,437.89
Exercised	(55,032)	487.63
Forfeited or cancelled	(145)	425.00
Outstanding, June 30, 2021	53,506	1,418.98	3.14	8,743,588
Issued	172,500	100.00
Exercised	—	—
Forfeited or cancelled	—	—
Outstanding June 30, 2022	226,006	412.26	4.07	—

Common Stock Options

On September 10, 2020, the Company’s Board of Directors adopted the 2020 Equity and Incentive Plan (the “2020 Plan”) that provides for the issuance of incentive and non-qualified stock options, restricted stock, restricted stock units and stock appreciation rights to officers, employees, directors, consultants, and other key persons. Under the 2020 Plan, the maximum number of shares of Common Stock authorized for issuance was 15,000 shares. Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 2,340 shares. At June 30, 2022, there was a maximum of 19,679 shares of Common Stock authorized for issuance under the 2020 Plan. There were no additional equity awards eligible for issuance from the 2017 Stock Incentive Plan that had been adopted by the Company on August 1, 2017. The outstanding stock options granted under the 2017 Stock Incentive Plan were transferred to the 2020 Plan. As of June 30, 2022, there were 8,574 shares of Common Stock available for future issuance under the 2020 Plan.

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2020	519	$1,050.00
Granted	4,364	496.27
Exercised	(53)	836.99
Cancelled	(83)	409.00
Outstanding, June 30, 2021	4,747	549.29
Granted	11,202	671.00
Exercised	(140)	482.00
Cancelled	(4,704)	653.64
Outstanding, June 30, 2022	11,105	$628.71

As of June 30, 2022, the weighted average remaining life of the options outstanding was 4.10 years. There are 10,694 options exercisable at June 30, 2022, with a weighted average exercise price of $627.09.

Stock Based Compensation

During the year ended June 30, 2022 and 2021, the Company recorded stock-based compensation expense of $5,165,653 and $4,129,726, respectively, for the amortization of stock options and the issuance of Common Stock to employees and contractors for services which has been recorded as general and administrative expense in the consolidated statements of operations.

The Company had previously recognized stock-based compensation expense of $927,855 during its year ended June 30, 2020 related to the issuance of 1,175 shares of Common Stock for services rendered, comprised of 13 shares granted to management, 170 shares granted to employees, and 992 shares granted to consultants. At June 30, 2020, the Company recorded the fair value of these shares issued as liabilities to be settled in stock. During the first quarter of the Company’s fiscal year ended June 30, 2021, the Company settled the balance of the liabilities to be settled in stock through the issuance of Common Stock in a non-cash transaction.

As of June 30, 2022, unamortized stock compensation for stock options was $1,074,485 with a weighted-average recognition period of 0.25 years. The options granted during the year ended June 30, 2022 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended June 30, 2022
Expected term, in years	2.81
Expected volatility	150.82%
Risk-free interest rate	0.45%
Dividend yield	—
Grant date fair value	$534.00

As of June 30, 2021, unamortized stock compensation for stock options was $598,105 with a weighted-average recognition period of 0.60 years. The options granted during the year ended June 30, 2021 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended June 30, 2021
Expected term, in years	2.76
Expected volatility	132.60%
Risk-free interest rate	0.32%
Dividend yield	—
Grant date fair value	$341.00